Note 17 - Total Sales	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
17—TOTAL
SALES

Amount of net sales derived from our operations in Asia, France, the United States. and other geographical areas, are as follows:

Primary geographical markets (€)	2018	2017	2016
Asia	14,119	13,461	10,427
France	11,577	10,573	9,606
United States	2,048	1,748	3,418
Others geographical areas	11,419	9,904	12,127
	39,163	35,686	35,579

The amount of net sales is recognized following the timing above:

Timing of revenue recognition	2018	2017	2016
Products transferred at a point in time	31,373	28,760	29,842
Products and services transferred over time	7,790	6,927	5,737
	39,163	35,686	35,579